Registration No. 811-02753
Registration No. 2-59353

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Post-Effective Amendment No.	61	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	61	☒

(Check appropriate box or boxes)

SBL FUND
(Exact Name of Registrant as Specified in Charter)

ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of Principal Executive Offices/Zip Code)

Registrant’s Telephone Number, including area code:
(785) 438-3000

Copies To:
Richard M. Goldman, President SBL Fund One Security Benefit Place Topeka, KS 66636-0001 (Name and address of Agent for Service)	Amy J. Lee, Secretary SBL Fund One Security Benefit Place Topeka, KS 66636-0001
It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on April 29, 2011pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on ________pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on ________pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”), and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its Registration Statement under rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment No. 61 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Topeka, and State of Kansas on the 17th day of May 2011.

SBL FUND (the Registrant)
By:	RICHARD M. GOLDMAN
Richard M. Goldman, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 17th day of May 2011.

Jerry B. Farley Director Donald A. Chubb, Jr. Director Penny A. Lumpkin Director Harry W. Craig, Jr. Director Maynard Oliverius Director		SBL FUND
	By:	AMY J. LEE
Amy J. Lee, as Attorney-In-Fact for the Officers and Directors Whose Names Appear Opposite
	By:	NIKOLAOS BONOS
Nikolaos Bonos, Treasurer (principal financial officer and principal accounting officer)
	By:	RICHARD M. GOLDMAN
Richard M. Goldman, President, Director and Chairman of the Board

Exhibit Index

Exhibit Number	Exhibit:

EX-101.INS                          XBRL Instance Document

EX-101.SCH                         XBRL Taxonomy Extension Schema Document

EX-101.CAL                         XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF                         XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB                         XBRL Taxonomy Extension Label Linkbase

EX-101.PRE                          XBRL Taxonomy Extension Presentation Linkbase

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